Note 32 - Capital Base and Capital Management -Regulatory Capital (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Capital And Share Premium [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		€ 27,259,000,000	€ 27,259,000,000	€ 27,259,000,000
Accumulated Income And Ordinary Capital Elements [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		29,974,000,000	29,127,000,000	25,896,000,000
Other Accumulated Income And Other Reserves [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		(14,023,000,000)	(10,133,000,000)	(10,130,000,000)
Minoritary ShareHolding [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		3,656,000,000	4,404,000,000	3,809,000,000
Provisional Porfit [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		860,000,000	1,316,000,000	3,188,000,000
Tier 1 Ordinary Capital Before Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		47,726,000,000	51,974,000,000	50,022,000,000
Goodwill And Intangible Assets [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		(3,455,000,000)	(6,803,000,000)	(8,199,000,000)
Direct And Indirect Equity Instruments Tenure [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		(366,000,000)	(484,000,000)	(432,000,000)
Deferred Taxes Assets [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		(1,478,000,000)	(1,420,000,000)	(1,463,000,000)
Other Deductions And Filters [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital	[2]	504,000,000	386,000,000	386,000,000
Total Tier 1 Ordinary Capital Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		(4,795,000,000)	(8,321,000,000)	(9,709,000,000)
Ordinary Tier 1 Capital CET1 [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		42,931,000,000	43,653,000,000	40,313,000,000
Equity Instruments And Share Premium Classified As Computable Liabilities AT1 [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		6,130,000,000	5,400,000,000	5,005,000,000
Admsible Tier 1 Capital Included In Adittional Level 1 Capital Issued By Joint Ventures And Third Parties [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		536,000,000	648,000,000	629,000,000
Adittional Tier 1 Capital Before Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		6,666,000,000	6,048,000,000	5,634,000,000
Tier 1 Transitory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		0	0	0
Total Adittional Tier 1 Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		0	0	0
Adittional Tier 1 Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		6,666,000,000	6,048,000,000	5,634,000,000
Total Tier 1 Capital Ordinary Adittional [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		49,597,000,000	49,701,000,000	45,947,000,000
Equity Instruments And Share Premium Computable As Tier 2 [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		4,540,000,000	3,242,000,000	3,768,000,000
Admsible Capital Included In Adittional Tier 2 Capital Issued By Joint Ventures And Third Parties Member [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		3,410,000,000	4,512,000,000	4,409,000,000
Credit Risk Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		604,000,000	631,000,000	579,000,000
Tier 2 Capital Before Regulatory Adjustments [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		8,554,000,000	8,385,000,000	8,756,000,000
Regulatory Adjustments Tier 2 Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		(6,000,000)	(82,000,000)	0
Tier 2 Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		8,548,000,000	8,304,000,000	8,756,000,000
Total Capital [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		58,145,000,000	58,005,000,000	54,703,000,000
Total APRs [Member]
Type Of Regulatory Capital [Table]
Share Holders Equity Regulatory Capital		€ 353,273,000,000	€ 364,448,000,000	€ 348,264,000,000
CET 1 Ratio Phased In [Member]
Type Of Regulatory Capital [Table]
Percentage Ratio Phased In		12.20%	12.00%	11.60%
Tier 1 Ratio Phased In [Member]
Type Of Regulatory Capital [Table]
Percentage Ratio Phased In		14.00%	13.60%	13.20%
Total Capital Phased In [Member]
Type Of Regulatory Capital [Table]
Percentage Ratio Phased In		16.50%	15.90%	15.70%

[1]

(*) According to EBA Standards published in June 2020 (EBA / ITS / 2020/04), the table has been adapted according to the format established by the EBA in those rows that are applicable to the date of the report, between which is the transitory impact by IFRS 9 in CET1, which has been reclassified from the row "Common Equity Tier 1 before regulatory adjustments" as a regulatory adjustment of Common Equity Tier 1 capital, within the row "Other deductions and filters ".

[2]	(**) Additionally, it includes other shareholder remuneration (see Note 4).